Citi

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

May 1, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Filing Desk

Re:	ProFunds
File Nos. 333-28339, 811-08239
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of all Prospectuses and all Statements of Additional Information (except the Prospectus with respect to the variable annuity series of ProFunds, or ProFunds VP) do not differ from those contained in Post-Effective Amendment No. 62 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission on Tuesday, April 29, 2008.

Questions related to this filing should be directed to my attention at (617) 824-1514 or, in my absence, to Barry Pershkow, ProFund Advisors LLC at (240) 497-6495.

Sincerely,

/s/ Kristin Person
Kristin Person Assistant Vice President

cc:	Barry Pershkow